Production and operating costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs (Note 11)	$ 13,889,000	$ 13,114,000	$ 16,655,000
Share-based payment (Note 11)	750,000	955,000	339,000
Royalties in cash	12,845,000	63,298,000	40,000,000
Economic rights in cash	72,032,000	188,989,000	73,023,000
Well and facilities maintenance	26,089,000	20,779,000	17,989,000
Operation and maintenance	8,143,000	6,545,000	7,826,000
Consumables	37,556,000	21,789,000	19,270,000
Equipment rental	4,314,000	7,580,000	8,127,000
Transportation costs	5,850,000	4,021,000	3,383,000
Field camp	6,546,000	4,070,000	4,386,000
Safety and Insurance costs	5,487,000	3,745,000	4,216,000
Personnel transportation	3,363,000	2,480,000	2,397,000
Consultant fees	2,291,000	2,133,000	1,732,000
Gas plant costs	1,865,000	1,680,000	2,596,000
Non-operated blocks costs	20,421,000	12,650,000	4,941,000
Crude oil stock variation	2,004,000	(6,449,000)	1,271,000
Purchased crude oil	4,666,000	7,929,000
Other costs	4,214,000	4,471,000	4,639,000
Operating expense	232,325,000	359,779,000	$ 212,790,000
Llanos 34 Block [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Energy costs	$ 26,348,000	$ 6,086,000